LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 19, 2013

TO THE SUMMARY PROSPECTUS DATED JUNE 1, 2013,

SUPPLEMENT DATED AUGUST 19, 2013

TO THE PROSPECTUS DATED JUNE 1, 2013 AND

SUPPLEMENT DATED AUGUST 19, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 1, 2013 OF

LEGG MASON DYNAMIC MULTI-STRATEGY FUND

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated June 1, 2013, as supplemented on August 19, 2013 and as may be amended or further supplemented, the fund’s statement of additional information, dated June 1, 2013, as supplemented on August 19, 2013, and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated January 31, 2013, are incorporated by reference into this Summary Prospectus.

The following information supplements and replaces any information to the contrary in the Prospectus that appears in the section titled “More on the fund’s strategies, investments and risks — Portfolio holdings”:

A description of the fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI. The fund typically will disclose its complete portfolio holdings at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) no sooner than 14 calendar days following the month-end. Such information will remain available until the next month’s holdings are posted.

The following information supplements and replaces any information to the contrary in the Statement of Additional Information that appears in the section titled “Disclosure of Portfolio Holdings — General rules/Website disclosure”:

The fund typically will disclose its complete portfolio holdings no sooner than 14 calendar days after the month-end on Legg Mason’s website: http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund).

Please retain this supplement for future reference.

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